PREFERRED STOCK (Details Textual) - USD ($)					1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
		Jun. 11, 2015	Feb. 11, 2015	Jan. 08, 2015	Mar. 27, 2015	Feb. 28, 2015	Feb. 24, 2015	Feb. 23, 2015	Dec. 30, 2014	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 13, 2015	Mar. 31, 2013
Class of Stock [Line Items]
Preferred Stock, Value, Issued											$ 0		$ 0	$ 0
Preferred Stock, Par or Stated Value Per Share											$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001
Stock Issued During Period, Shares, New Issues													10,000
Stock Issued During Period, Shares, Other													3,315
Preferred Stock, Shares Authorized											10,000,000		10,000,000	10,000,000		10,000,000
Conversion of Stock, Shares Converted													37,500
Due to Related Parties, Current											$ 893,000		$ 2,110,000	$ 1,526,000
Repayments of Related Party Debt					$ 750,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net											(669,000)
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 5,677,000	$ 0	17,000
Stock Issued During Period, Value, New Issues		$ 500,000
Aggregate Loan of Family of George Schmitt [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued								42,250
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Repayments of Related Party Debt				$ 100,000
Board of Directors Chairman [Member] | Short-term Debt [Member]
Class of Stock [Line Items]
Due to Related Parties, Current				245,000,000				$ 845,000,000	$ 245,000,000						$ 700,000,000
Repayments of Related Party Debt				$ 100,000				$ 145,000
Warrant [Member] | Board of Directors Chairman [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 20.00
Debt Conversion, Converted Instrument, Shares Issued								42,250
Common Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						2,462
Issuance Of Stock Shares Issued Under Series C Financing Arrangement							11,864				11,864
Debt Conversion, Converted Instrument, Warrants or Options Issued														112,782
Stock Issued During Period, Value, Conversion of Convertible Securities	[1]												$ 0
Common Stock [Member] | 31 Group, LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			2,462
Stock Issued During Period, Value, New Issues			$ 10,000
Payments of Stock Issuance Costs			$ 89,000
Common Stock [Member] | Short-term Debt [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued								5,310
Common Stock [Member] | Board of Directors Chairman [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued								5,310
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Issued									750,000		0		750,000	0
Preferred Stock, Par or Stated Value Per Share									$ 0.00001
Preferred Stock, Dividend Rate, Percentage											7.00%
Preferred Stock, Shares Authorized									750,000
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Upper Range Limit		$ 20.00
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit		11.50
Series A Convertible Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									37,500
Stock Issued During Period, Shares, Other									3,315
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Issued											0		0
Class of Warrant or Right, Exercise Price of Warrants or Rights		20.00
Preferred Stock, Dividend Rate, Percentage											7.00%
Convertible Preferred Stock, Terms of Conversion											(i) $20.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Upper Range Limit		20.00
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit		11.50
Series B Convertible Preferred Stock [Member] | 31 Group, LLC [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share			$ 0.00001
Stock Issued During Period, Shares, New Issues			17,500
Sale of Stock, Number of Shares Issued in Transaction			350,000
Sale of Stock, Consideration Received Per Transaction			$ 350,000
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Upper Range Limit		20.00
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit		11.50
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued										$ 943,000,000
Temporary Equity, Shares Issued											0		0
Stock Issued During Period, Shares, New Issues							11,864
Preferred Stock, Dividend Rate, Percentage											7.00%
Convertible Preferred Stock, Terms of Conversion											(i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $20.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series C Preferred Stock.
Conversion of Stock, Shares Converted										946,518
Convertible Preferred Stock, Shares Issued upon Conversion										1,800,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan										126,000
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Upper Range Limit		20.00
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit		$ 11.50
Dividends And Deemed Dividend										$ 2,001,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net										245,000
Stock Issued During Period, Value, Conversion of Convertible Securities										$ 3,189,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued											$ 378,000
Convertible Preferred Stock, Terms of Conversion											(i) $20.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Preferred Stock, Shares Authorized									3,000,000
Conversion of Stock, Shares Issued											239,247
Convertible Preferred Stock, Shares Issued upon Conversion											750,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan											52,500
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit									$ 20.00
Dividends And Deemed Dividend											$ 483,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net											(150,000)
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 1,011,000
Series A Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted											37,500
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued								$ 703,000,000			$ 125,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.00001
Convertible Preferred Stock, Terms of Conversion													(i) $2.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Preferred Stock, Shares Authorized			3,000,000
Conversion of Stock, Amount Converted					945,000			$ 1,003,000
Conversion of Stock, Shares Issued								222,791		182,708
Convertible Preferred Stock, Shares Issued upon Conversion								845,000		350,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan										24,500
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit			$ 20.00
Dividends And Deemed Dividend								$ 300,000			295,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net											54,000
Stock Issued During Period, Value, Conversion of Convertible Securities											474,000
Series B Preferred Stock [Member] | 31 Group, LLC [Member]
Class of Stock [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net											$ (54,000)
Series B Preferred Stock [Member] | Short-term Debt [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 20.00
Debt Conversion, Converted Instrument, Shares Issued								845,000
Series B Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 20.00
Series B Preferred Stock [Member] | Warrant [Member] | 31 Group, LLC [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted											17,500
Series B Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Converted					267,701
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued											$ 943,000
Preferred Stock, Par or Stated Value Per Share							$ 0.00001
Convertible Preferred Stock, Terms of Conversion											(i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $20.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series C Preferred Stock.
Preferred Stock, Shares Authorized							3,000,000
Conversion of Stock, Amount Converted					168,224
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit							$ 20.00
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net											$ (245,000)
Series C Preferred Stock [Member] | Institutional Investors [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share							$ 0.00001
Stock Issued During Period, Shares, New Issues							90,000
Conversion of Stock, Amount Converted							$ 53,000
Sale of Stock, Number of Shares Issued in Transaction							1,800,000
Sale of Stock, Consideration Received Per Transaction							$ 1,800,000
Payments of Stock Issuance Costs							$ 84,000
Series C Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 20.00
Conversion of Stock, Shares Converted											90,000
Series C Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Converted					$ 68,422

[1]	Less than $1